Promissory Notes Payable	12 Months Ended
Jun. 30, 2019
Debt Disclosure [Abstract]
PROMISSORY NOTES PAYABLE

NOTE 8 - PROMISSORY NOTES PAYABLE

During the year ended June 30, 2018 the Company issued two year Convertible Promissory Notes, (the Notes) and warrants, for aggregate gross proceeds of $7,205,000, $6,534,400 net of direct debt issuance costs. The Notes had a stated interest rate of 7% per annum.

In accordance with the terms of the Notes, as a result of financings in October 2018, the Convertible Promissory Notes were automatically converted into 2,682,917 shares of its common stock, with a fair value of $11,804,833. As a result, on October 18, 2018, the Company incurred a loss on extinguishment of debt, a non-cash item, of $3,774,468. This consisted of liabilities in the amount of $8,030,365, which related to the promissory notes payable with a balance of $3,317,625 (net of the unamortized discount on the notes of $3,887,375), the accumulated interest amounting to $522,869 and the associated derivative liability related to the redemption feature of $4,189,871.